Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Total provisions	€ 13,411	€ 18,019	€ 17,455
Less current portion	(2,839)	(3,745)
Non-current portion	10,572	14,274
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	9,403	12,865	10,469
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	229	360	641
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	2,839	3,745	4,489
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	€ 940	€ 1,049	1,197
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions			€ 659